LVIP BlackRock Global Real Estate Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.83%
Australia–2.91%
Centuria Capital Group	1,177,799	$ 2,510,862
Dexus	247,689	2,021,803
Lendlease Corp. Ltd.	476,239	3,969,896
†NEXTDC Ltd.	548,939	4,729,161
		13,231,722
Belgium–2.32%
Aedifica SA	39,933	5,021,797
Warehouses De Pauw CVA	128,502	5,544,338
		10,566,135
Canada–2.91%
Allied Properties Real Estate Investment Trust	182,581	6,810,185
Summit Industrial Income REIT	364,201	6,414,995
		13,225,180
China–1.34%
†GDS Holdings Ltd. Class A	1,258,885	6,094,367
		6,094,367
France–1.32%
Covivio	2,115	168,320
Cromwell European Real Estate Investment Trust	976,102	2,461,973
†Klepierre SA	2,629	69,995
†Unibail-Rodamco-Westfield	44,133	3,305,880
		6,006,168
Germany–5.49%
Aroundtown SA	1,437,645	8,215,232
Vonovia SE	359,293	16,746,786
		24,962,018
Hong Kong–4.32%
†ESR Cayman Ltd.	2,665,600	8,260,411
Link REIT	485,200	4,132,073
New World Development Co. Ltd.	1,332,250	5,405,134
Wharf Real Estate Investment Co. Ltd.	377,000	1,863,233
		19,660,851
Japan–9.63%
†GLP J-Reit	975	1,481,514
Hulic Co. Ltd.	904,300	8,112,858
Kenedix Office Investment Corp.	1,270	7,603,239
Mitsubishi Estate Co. Ltd.	742,600	11,057,655
†Mitsui Fudosan Logistics Park, Inc.	626	2,956,711
Nippon Building Fund, Inc.	1,543	8,753,161
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Orix JREIT, Inc.	2,818	$ 3,821,580
		43,786,718
Malta–0.00%
=,†,πAZ. BGP Holdings	4,536,115	0
		0
Republic of Korea–0.76%
ESR Kendall Square REIT Co. Ltd.	601,150	3,461,926
		3,461,926
Singapore–1.35%
†Capitaland Investment Ltd.	1,437,800	4,212,859
†Digital Core REIT Management Pte. Ltd.	1,745,500	1,937,505
		6,150,364
Spain–2.00%
Cellnex Telecom SA	142,902	6,877,072
Merlin Properties Socimi SA	190,238	2,224,106
		9,101,178
Sweden–1.20%
Castellum AB	221,419	5,466,778
		5,466,778
United Kingdom–5.08%
Big Yellow Group PLC	188,989	3,810,045
Derwent London PLC	118,489	4,973,722
Grainger PLC	1,007,760	3,843,380
Segro PLC	398,449	7,004,350
Tritax Big Box REIT PLC	1,090,479	3,452,801
		23,084,298
United States–58.20%
Agree Realty Corp.	78,201	5,189,418
Alexandria Real Estate Equities, Inc.	28,871	5,810,289
AvalonBay Communities, Inc.	54,346	13,497,916
Boston Properties, Inc.	65,329	8,414,375
†Brookdale Senior Living, Inc.	353,814	2,494,389
Cousins Properties, Inc.	110,781	4,463,367
Digital Realty Trust, Inc.	54,307	7,700,733
EPR Properties	148,272	8,111,961
Equinix, Inc.	21,581	16,004,901
Extra Space Storage, Inc.	55,715	11,455,004
Federal Realty Investment Trust	25,362	3,095,939
†Hilton Grand Vacations, Inc.	85,099	4,425,999
LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Host Hotels & Resorts, Inc.	194,897	$ 3,786,849
Hudson Pacific Properties, Inc.	75,180	2,086,245
Invitation Homes, Inc.	225,743	9,070,354
Medical Properties Trust, Inc.	490,832	10,376,188
Mid-America Apartment Communities, Inc.	48,007	10,055,066
Outfront Media, Inc.	349,922	9,948,282
Prologis, Inc.	190,142	30,704,130
Public Storage	13,661	5,331,615
Regency Centers Corp.	64,040	4,568,614
Rexford Industrial Realty, Inc.	137,707	10,271,565
SBA Communications Corp.	12,249	4,214,881
Simon Property Group, Inc.	72,823	9,580,594
SL Green Realty Corp.	56,877	4,617,275
Spirit Realty Capital, Inc.	141,241	6,499,911
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
STAG Industrial, Inc.	117,312	$ 4,850,851
Sun Communities, Inc.	56,936	9,980,311
UDR, Inc.	185,473	10,640,586
Ventas, Inc.	123,642	7,636,130
VICI Properties, Inc.	286,752	8,160,962
Welltower, Inc.	120,733	11,607,271
		264,651,971
Total Common Stock (Cost $338,919,554)		449,449,674

MONEY MARKET FUND–1.48%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.25%)	6,728,667	6,728,667
Total Money Market Fund (Cost $6,728,667)		6,728,667

TOTAL INVESTMENTS–100.31% (Cost $345,648,221)	456,178,341
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.31%)	(1,408,563)
NET ASSETS APPLICABLE TO 47,684,512 SHARES OUTSTANDING–100.00%	$454,769,778

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Security
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/19/2009	$0	$0

The following foreign currency exchange contracts and swap contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	(269,000)	USD	304,256	4/13/22	$6,564	$—
BCLY	EUR	52,000	USD	(57,309)	4/13/22	238	—
BCLY	GBP	(273,000)	USD	357,339	4/13/22	—	(1,253)
BCLY	HKD	54,968,000	USD	(7,036,490)	4/13/22	—	(18,476)
BCLY	JPY	(35,817,000)	USD	315,150	4/13/22	20,871	—
BCLY	JPY	35,186,000	USD	(304,272)	4/13/22	—	(15,178)
BCLY	SGD	(144,000)	USD	106,387	4/13/22	148	—
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	AUD	(636,000)	USD	456,408	4/13/22	$—	$(19,581)
BOA	AUD	418,000	USD	(306,406)	4/13/22	6,429	—
BOA	CAD	(699,000)	USD	551,250	4/13/22	—	(7,856)
BOA	CAD	617,000	USD	(485,712)	4/13/22	7,804	—
BOA	CAD	(1,872,000)	USD	1,500,120	4/13/22	2,774	—
BOA	EUR	(672,000)	USD	765,070	4/13/22	21,394	—
BOA	EUR	114,000	USD	(128,030)	4/13/22	—	(1,871)
BOA	EUR	(687,000)	USD	750,430	4/13/22	—	(9,845)
BOA	EUR	127,000	USD	(140,255)	4/13/22	290	—
BOA	GBP	(383,000)	USD	504,881	4/13/22	1,803	—
BOA	GBP	(566,000)	USD	741,673	4/13/22	—	(1,781)
BOA	JPY	(444,859,257)	USD	3,874,718	4/13/22	219,681	—
BOA	JPY	89,314,000	USD	(777,807)	4/13/22	—	(43,987)
BOA	SEK	10,224,000	USD	(1,084,350)	4/13/22	3,280	—
BOA	SEK	2,042,000	USD	(222,122)	4/13/22	—	(4,893)
BOA	SEK	(1,494,000)	USD	150,594	4/13/22	—	(8,338)
CITI	AUD	(726,000)	USD	523,685	4/13/22	—	(19,660)
CITI	CAD	(92,000)	USD	72,506	4/13/22	—	(1,082)
CITI	HKD	(119,692,000)	USD	15,368,319	4/13/22	86,696	—
CITI	HKD	26,183,000	USD	(3,356,822)	4/13/22	—	(13,919)
CITI	ILS	3,327,000	USD	(1,071,213)	4/13/22	—	(28,430)
CITI	JPY	23,913,000	USD	(207,884)	4/13/22	—	(11,411)
CITI	SEK	(2,053,000)	USD	220,784	4/13/22	2,386	—
CITI	SEK	5,006,000	USD	(528,440)	4/13/22	4,099	—
DB	AUD	280,000	USD	(203,188)	4/13/22	6,367	—
DB	AUD	(1,111,000)	USD	835,331	4/13/22	3,848	—
DB	CAD	187,000	USD	(149,750)	4/13/22	—	(175)
DB	CAD	443,000	USD	(347,602)	4/13/22	6,738	—
DB	CAD	(288,000)	USD	226,598	4/13/22	—	(3,763)
DB	EUR	488,000	USD	(542,677)	4/13/22	—	(2,626)
DB	EUR	757,000	USD	(831,120)	4/13/22	6,622	—
DB	GBP	82,000	USD	(110,768)	4/13/22	—	(3,060)
DB	GBP	(1,265,000)	USD	1,675,077	4/13/22	13,473	—
DB	GBP	(630,000)	USD	825,869	4/13/22	—	(1,650)
DB	JPY	14,865,000	USD	(125,780)	4/13/22	—	(3,647)
DB	SEK	13,787,000	USD	(1,480,303)	4/13/22	—	(13,641)
DB	SEK	(1,070,000)	USD	113,342	4/13/22	—	(485)
GSI	CAD	(446,000)	USD	351,338	4/13/22	—	(5,402)
GSI	EUR	1,308,000	USD	(1,447,963)	4/13/22	—	(452)
GSI	GBP	(4,000)	USD	5,437	4/13/22	183	—
GSI	HKD	7,225,000	USD	(926,631)	4/13/22	—	(4,182)
GSI	HKD	(8,614,000)	USD	1,103,966	4/13/22	4,177	—
GSI	JPY	11,065,000	USD	(95,919)	4/13/22	—	(5,007)
GSI	KRW	(4,061,345,000)	USD	3,393,020	4/13/22	51,019	—
GSI	SGD	13,009,000	USD	(9,667,887)	4/13/22	—	(70,265)
GSI	SGD	(536,000)	USD	395,085	4/13/22	—	(359)
HSBC	AUD	78,000	USD	(55,902)	4/13/22	2,475	—
HSBC	CAD	(745,000)	USD	581,417	4/13/22	—	(14,482)
HSBC	EUR	807,000	USD	(908,794)	4/13/22	—	(15,720)
HSBC	EUR	1,230,000	USD	(1,354,488)	4/13/22	6,703	—
HSBC	GBP	590,000	USD	(793,478)	4/13/22	—	(18,500)
HSBC	HKD	(2,026,000)	USD	259,065	4/13/22	397	—
HSBC	JPY	256,973,000	USD	(2,207,115)	4/13/22	—	(95,782)
HSBC	JPY	(213,882,000)	USD	1,764,446	4/13/22	7,155	—
HSBC	SEK	(5,703,000)	USD	626,569	4/13/22	19,883	—
HSBC	SEK	(694,000)	USD	71,522	4/13/22	—	(2,305)
HSBC	SEK	1,323,000	USD	(142,301)	4/13/22	—	(1,560)
HSBC	SGD	735,000	USD	(546,777)	4/13/22	—	(4,518)
JPMC	AUD	13,087,000	USD	(9,567,177)	4/13/22	227,262	—
JPMC	AUD	(2,679,000)	USD	1,882,692	4/13/22	—	(122,298)
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	CAD	(106,000)	USD	83,484	4/13/22	$—	$(1,301)
JPMC	EUR	(228,000)	USD	258,918	4/13/22	6,600	—
JPMC	EUR	483,000	USD	(543,776)	4/13/22	—	(9,259)
JPMC	EUR	(664,000)	USD	729,284	4/13/22	—	(5,538)
JPMC	EUR	44,000	USD	(48,198)	4/13/22	495	—
JPMC	GBP	177,000	USD	(241,102)	4/13/22	—	(8,609)
JPMC	GBP	(190,000)	USD	253,437	4/13/22	3,868	—
JPMC	HKD	18,103,000	USD	(2,315,981)	4/13/22	—	(4,688)
JPMC	HKD	(17,084,000)	USD	2,190,924	4/13/22	9,732	—
JPMC	NZD	2,181,000	USD	(1,498,476)	4/13/22	12,816	—
JPMC	SEK	33,718,000	USD	(3,748,703)	4/13/22	—	(161,779)
JPMC	SEK	(1,234,000)	USD	133,435	4/13/22	2,162	—
JPMC	SEK	(6,509,000)	USD	681,946	4/13/22	—	(10,480)
JPMC	SEK	2,776,000	USD	(290,657)	4/13/22	4,655	—
JPMC	SGD	(1,065,000)	USD	790,628	4/13/22	4,905	—
SCB	AUD	(3,724,000)	USD	2,687,526	4/13/22	—	(99,553)
SCB	AUD	1,046,000	USD	(753,140)	4/13/22	29,696	—
SCB	CAD	(544,000)	USD	428,016	4/13/22	—	(7,110)
SCB	EUR	440,000	USD	(499,842)	4/13/22	—	(12,911)
SCB	EUR	(2,298,000)	USD	2,597,139	4/13/22	54,035	—
SCB	EUR	(115,000)	USD	125,630	4/13/22	—	(1,636)
SCB	GBP	2,699,000	USD	(3,697,950)	4/13/22	—	(152,754)
SCB	GBP	(152,000)	USD	204,000	4/13/22	4,346	—
SCB	HKD	7,126,000	USD	(913,734)	4/13/22	—	(3,925)
SCB	HKD	(746,000)	USD	95,454	4/13/22	208	—
SCB	JPY	63,265,000	USD	(549,884)	4/13/22	—	(30,089)
SCB	JPY	(200,461,000)	USD	1,721,072	4/13/22	74,052	—
SCB	SGD	282,000	USD	(207,876)	4/13/22	174	—
SSB	AUD	(1,039,000)	USD	734,712	4/13/22	—	(42,886)
SSB	CAD	1,865,000	USD	(1,472,363)	4/13/22	19,384	—
SSB	CHF	4,310,000	USD	(4,741,036)	4/13/22	—	(74,803)
SSB	EUR	(21,001,000)	USD	24,025,226	4/13/22	784,259	—
SSB	GBP	(571,000)	USD	763,132	4/13/22	13,110	—
SSB	GBP	(277,000)	USD	362,002	4/13/22	—	(1,844)
SSB	HKD	24,460,000	USD	(3,131,530)	4/13/22	—	(8,612)
SSB	HKD	(42,449,000)	USD	5,429,854	4/13/22	10,197	—
SSB	JPY	212,772,000	USD	(1,863,487)	4/13/22	—	(115,317)
SSB	JPY	(92,882,000)	USD	806,133	4/13/22	42,999	—
SSB	SEK	2,960,000	USD	(314,670)	4/13/22	215	—
UBS	AUD	33,000	USD	(23,521)	4/13/22	1,176	—
UBS	AUD	56,000	USD	(41,958)	4/13/22	—	(47)
UBS	CAD	2,496,000	USD	(2,001,545)	4/13/22	—	(5,083)
UBS	CAD	(397,000)	USD	315,663	4/13/22	—	(1,884)
UBS	EUR	1,168,000	USD	(1,328,810)	4/13/22	—	(36,232)
UBS	EUR	13,000	USD	(14,279)	4/13/22	107	—
UBS	GBP	268,000	USD	(362,726)	4/13/22	—	(10,702)
UBS	GBP	(731,000)	USD	957,452	4/13/22	—	(2,732)
UBS	HKD	14,939,000	USD	(1,911,002)	4/13/22	—	(3,671)
UBS	HKD	(19,058,000)	USD	2,436,196	4/13/22	2,973	—
UBS	JPY	87,217,000	USD	(719,187)	4/13/22	—	(2,597)
UBS	NOK	4,018,000	USD	(463,322)	4/13/22	—	(7,002)
UBS	SEK	(4,732,000)	USD	511,238	4/13/22	7,848	—
UBS	SEK	1,422,000	USD	(153,152)	4/13/22	—	(1,880)
Total Foreign Currency Exchange Contracts						$1,830,771	$(1,422,364)
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[1]	Termination Date[2]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
GSI - CareTrust - Monthly	3,082	0.33%	4/13/2022	195,738	$8,783	$8,783	$—
GSI - Equinix - Monthly	4,461	0.33%	4/13/2022	3,130,016	178,351	178,351	—
Total CFD Swap Contracts						$187,134	$—

[1] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-25 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR and Federal Funds Rate.
[2] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
CVA–Dutch Certificate
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Real Estate Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Other debt securities and contract for differences are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Global Real Estate Fund–6

LVIP BlackRock Global Real Estate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$13,231,722	$—	$13,231,722
Belgium	—	10,566,135	—	10,566,135
Canada	13,225,180	—	—	13,225,180
China	—	6,094,367	—	6,094,367
France	2,461,973	3,544,195	—	6,006,168
Germany	—	24,962,018	—	24,962,018
Hong Kong	—	19,660,851	—	19,660,851
Japan	2,956,711	40,830,007	—	43,786,718
Malta	—	—	—*	—
Republic of Korea	3,461,926	—	—	3,461,926
Singapore	1,937,505	4,212,859	—	6,150,364
Spain	—	9,101,178	—	9,101,178
Sweden	—	5,466,778	—	5,466,778
United Kingdom	—	23,084,298	—	23,084,298
United States	264,651,971	—	—	264,651,971
Money Market Fund	6,728,667	—	—	6,728,667
Total Investments	$295,423,933	$160,754,408	$—	$456,178,341
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,830,771	$—	$1,830,771
Swap Contracts	$—	$187,134	$—	$187,134
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,422,364)	$—	$(1,422,364)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
LVIP BlackRock Global Real Estate Fund–7